Equity Transactions - Schedule of Value of Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stock Option 4
Date of Issuance		May 07, 2014
Options		35,000
Stock price on grant date		$ 12.00
Exercise price		12.00
Exercise price, modified		$ 0.01
Expected life		10 years
Volatility		73.00%
Risk-free rate		2.56%
Calculated value		$ 315,772
Modified value		$ 7,164
Stock Option 5
Date of Issuance		Jul. 23, 2014
Options		7,500
Stock price on grant date		$ 6.90
Exercise price		6.90
Exercise price, modified		$ 0.01
Expected life		10 years
Volatility		88.00%
Risk-free rate		2.53%
Calculated value		$ 45,109
Modified value		$ 1,537
Stock Option 6
Date of Issuance		Oct. 06, 2014
Options		155,000
Stock price on grant date		$ 3.58
Exercise price		1.91984
Exercise price, modified		$ 0.01
Expected life		5 years
Volatility		101.00%
Risk-free rate		1.04%
Calculated value		$ 454,798
Modified value		$ 31,408
Stock Option 7
Date of Issuance	Apr. 06, 2015	Apr. 06, 2015
Options	2,040,003	2,040,003
Stock price on grant date	$ 0.08	$ 0.08
Exercise price	0.08	0.08
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.31%	1.31%
Calculated value	$ 120,778	$ 120,778
Modified value	$ 151,221	$ 151,221
Stock Option 8
Date of Issuance	Jun. 09, 2015	Jun. 09, 2015
Options	1,000,000	1,000,000
Stock price on grant date	$ 0.02	$ 0.02
Exercise price	0.02	0.02
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.74%	1.74%
Calculated value	$ 14,838	$ 14,838
Modified value	$ 16,347	$ 16,347
Stock Option 9
Date of Issuance	Dec. 15, 2015	Dec. 15, 2015
Options	860,000	860,000
Stock price on grant date	$ 0.01	$ 0.01
Exercise price	0.01	0.01
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	84.00%	84.00%
Risk-free rate	1.70%	1.70%
Calculated value	$ 5,736	$ 5,736
Modified value	$ 5,736	$ 5,736